Parent Company Only Financial Information (Tables)	12 Months Ended
Mar. 31, 2026
Condensed Financial Information Disclosure [Abstract]
Condensed Balance Sheets
The following table presents the parent company only financial information of MUFG:
Condensed Balance Sheets

	As of March 31,
	2025	2026
	(in millions)
Assets:
Cash and interest-earning deposits with banking subsidiaries	¥351,224	¥367,685
Investments in subsidiaries and affiliated companies	19,152,808	20,408,001
Banking subsidiaries	12,206,015	12,654,475
Non-banking subsidiaries and affiliated companies	6,946,793	7,753,526
Loans to subsidiaries	12,205,955	13,862,833
Banking subsidiaries	11,740,181	13,577,333
Non-banking subsidiaries	465,774	285,500
Other assets	179,703	238,136
Total assets	¥31,889,690	¥34,876,655
Liabilities and Shareholders’ equity:
Short-term borrowings from banking subsidiaries	¥1,127,981	¥1,117,979
Long-term debt from non-banking subsidiaries and affiliated companies	16,113	55,758
Long-term debt	12,224,151	13,839,361
Other liabilities	235,959	290,424
Total liabilities	13,604,204	15,303,522
Total shareholders’ equity	18,285,486	19,573,133
Total liabilities and shareholders’ equity	¥31,889,690	¥34,876,655

Condensed Statements of Income
Condensed Statements of Income

	Fiscal years ended March 31,
	2024	2025	2026
	(in millions)
Income:
Dividends from subsidiaries and affiliated companies	¥774,211	¥1,306,837	¥1,411,925
Banking subsidiaries	545,886	1,035,465	1,102,632
Non-banking subsidiaries and affiliated companies	228,325	271,372	309,293
Management fees from subsidiaries	34,393	35,633	41,322
Interest income from subsidiaries	371,860	374,230	395,318
Foreign exchange gains (losses)—net	451	(2,700)	(153)
Trading account losses—net	(40,379)	(50,367)	(17,045)
Other income	15,374	16,242	15,472
Total income	1,155,910	1,679,875	1,846,839
Expense:
Operating expenses	47,600	47,706	56,296
Interest expense to subsidiaries and affiliated companies	15,673	18,082	25,110
Interest expense	355,781	351,368	368,731
Other expense	6,229	1,804	3,803
Total expense	425,283	418,960	453,940
Equity in undistributed net income of subsidiaries and affiliated companies—net	589,812	6,408	348,297
Income before income tax expense	1,320,439	1,267,323	1,741,196
Income tax expense (benefit)	(5,430)	390	11,837
Net income	¥1,325,869	¥1,266,933	¥1,729,359

Condensed Statements of Cash Flows
Condensed Statements of Cash Flows

	Fiscal years ended March 31,
	2024	2025	2026
	(in millions)
Operating activities:
Net cash provided by operating activities	¥839,937	¥1,316,469	¥1,402,113
Investing activities:
Proceeds from sales and dispositions of investments in subsidiaries and affiliated companies	865	—	—
Net decrease (increase) in loans to subsidiaries	(231,891)	1,916,662	(1,064,070)
Other—net	(8,787)	(13,231)	(14,446)
Net cash provided by (used in) investing activities	(239,813)	1,903,431	(1,078,516)
Financing activities:
Net decrease in short-term borrowings from subsidiaries	(6,025)	(157,654)	(10,002)
Proceeds from issuance of long-term debt	1,809,416	1,609,505	2,358,104
Repayment of long-term debt	(1,578,887)	(3,526,431)	(1,294,093)
Proceeds from sales of treasury stock	1	1	1
Payments for acquisition of treasury stock	(400,037)	(400,042)	(500,062)
Dividends paid	(439,755)	(532,977)	(848,402)
Other—net	(10,700)	(8,818)	(12,682)
Net cash provided by used in financing activities	(625,987)	(3,016,416)	(307,136)
Net increase (decrease) in cash and cash equivalents	(25,863)	203,484	16,461
Cash and cash equivalents at beginning of fiscal year	173,603	147,740	351,224
Cash and cash equivalents at end of fiscal year	¥147,740	¥351,224	¥367,685